Income Tax Expenses	12 Months Ended
Dec. 31, 2022
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Income Tax Expenses
14	Income tax expenses
The following table sets forth the income tax expense of the Group for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax	5,570,012	13,105,863	4,494,818
Deferred income tax	63,253	(6,414,745)	(256,586)

	5,633,265	6,691,118	4,238,232

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit before income tax expenses	17,909,505	23,400,178	13,013,271
Income tax calculated at the PRC statutory tax rate of 25%.	4,477,376	5,850,045	3,253,318
Tax effect of:
Differential income tax rates applicable to subsidiaries (a)(b)(c)(d)	756,392	263,707	534,154
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (g)	280,251	210,748	233,457
Expenses and losses not deductible for tax purposes (h)	262,843	245,097	265,674
Reversal of deferred tax assets recognized in prior years	3,643	381,456	62,925
Income not subject to tax	(99,378)	(19,640)	(5,971)
Effect of tax rate changes on deferred income taxes	—	(42,929)	(9,565)
Research and development tax credit	(38,680)	(39,038)	(40,121)
Utilisation of previously unrecognized deferred tax assets	(14,711)	(24,649)	(100,351)
Others (i)	5,529	(133,679)	44,712

Income tax expense	5,633,265	6,691,118	4,238,232

(a)	Cayman Islands and BVI Income Tax
The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.

(b)	Hong Kong Income Tax
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HKD2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half of the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

(c)	Singapore Income Tax
The Singapore income tax rate is 17%. No Singapore profits tax was provided for as there was no estimated assessable profit that was subject to Singapore profits tax for the years ended December 31, 2020, 2021 and 2022.

(d)	Indonesia Income Tax
The Indonesia income tax rate is 22%. No Indonesia profits tax was provided for as there was no estimated assessable profit that was subject to Indonesia profits tax for the years ended December 31, 2020, 2021 and 2022.

(e)	PRC Corporate Income Tax (“CIT”)
The income tax provision of the Group in respect of its operations in the PRC was generally calculated at the tax rate of 25% on the assessable profits for the years ended December 31, 2020, 2021 and 2022, based on the existing legislation, interpretations and practices in respect thereof.
On November 27, 2018, the Group’s subsidiary Weikun Technology applied and was qualified as High and New Technology Enterprises (hereinafter “HNTE”), which entitles it to a preferential CIT rate of 15% for consecutive three years. Weikun Technology reapplied HNTE and was approved the HNTE status in December 2021. Accordingly, Weikun was entitled to a preferential CIT rate of 15% for 2020, 2021 and 2022.
According to certain preferential regulations and policies issued by relevant tax authorities, certain subsidiaries and branches of the Group were qualified for a preferential tax rate of 15% for the years ended December 31, 2020, 2021 and 2022.

(f)	PRC Withholding Tax
According to the New Corporate Income Tax Law, distribution of profits earned by the PRC companies since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies.
The Group does not have any plan to require its PRC subsidiaries to distribute their existing retained earnings and intends to retain them to operate and expand business in the PRC. Accordingly, no deferred tax liability on withholding tax was accrued at the end of each year presented.

(g)
Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.

(h)
Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain threshold, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regualtions. The decrease of these amounts in 2022 was mainly due to decrease in business activities as a result of covid-19
and soft economic environment.

(i)
For the years ended December 31, 2020, 2021 and 2022, others mainly included PRC withholding income tax and the adjustments for current tax of prior periods during annual tax filing. In 2021, an application of a pre-tax deduction on a prior expense was confirmed by Tax Bureau during the annual tax filing, which caused an adjustment for current tax of prior periods.